Discontinued Operations (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operation Additional Disclosures [Abstract]
Revenues		$ 7,039,000	$ 10,145,000	$ 16,697,000
Expenses		4,642,000	5,771,000	8,825,000
Gain on deconsolidation of a subsidiary		1,008,000	0	0
(Loss) gain on sale of real estate		(3,391,000)	460,000	7,701,000
Impairment charges		(6,722,000)	(14,241,000)	(6,908,000)
(Loss) income from discontinued operations		(6,708,000)	(9,407,000)	8,665,000
Real Estate Properties Sold [Line Items]
Net Selling Price	2,400,000	12,500,000	14,600,000	43,500,000
Number Of Real Estate Properties Sold		seven	seven	five
(Loss) gain on sale of real estate		(3,391,000)	460,000	7,701,000
Impairment Charge Recognized	2,400,000
Net investments in properties, attributable to deconsolidated subsidiary		621,182,000	548,131,000
Impairment Recognized in 2009 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized			6,000,000	900,000
Impairment Recognized In 2010 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized		2,700,000	5,900,000
Impairment Recognized in 2008 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized				500,000
Impairment Recognized in 2007 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized				600,000
Deconsolidation Financials [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized		5,600,000
Net investments in properties, attributable to deconsolidated subsidiary		5,300,000
Non recourse debt of deconsolidated subsidiary		6,300,000
Impairment Recognized in 2011 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized	800,000
Assets Held-for-sale [Member]
Real Estate Properties Sold [Line Items]
Net Selling Price	13,200,000
Impairment Charge Recognized	$ 5,800,000